Eaton Vance
Focused Value Opportunities Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 5.4%
Hexcel Corp.	150,262	$ 8,632,552
Huntington Ingalls Industries, Inc.	24,131	5,078,610
		$ 13,711,162
Air Freight & Logistics — 2.9%
C.H. Robinson Worldwide, Inc.	67,399	$ 7,313,465
		$ 7,313,465
Banks — 8.4%
M&T Bank Corp.	58,951	$ 10,609,412
Wells Fargo & Co.	235,121	10,761,488
		$ 21,370,900
Beverages — 3.2%
Constellation Brands, Inc., Class A	33,537	$ 8,232,327
		$ 8,232,327
Building Products — 2.6%
Johnson Controls International PLC	121,086	$ 6,600,398
		$ 6,600,398
Capital Markets — 7.1%
Charles Schwab Corp. (The)	127,427	$ 8,932,633
Goldman Sachs Group, Inc. (The)	28,273	9,241,030
		$ 18,173,663
Chemicals — 2.9%
FMC Corp.	60,558	$ 7,423,200
		$ 7,423,200
Containers & Packaging — 1.6%
Packaging Corp. of America	25,238	$ 3,969,433
		$ 3,969,433
Diversified Telecommunication Services — 3.1%
Verizon Communications, Inc.	151,426	$ 7,766,640
		$ 7,766,640
Electric Utilities — 3.5%
NextEra Energy, Inc.	118,755	$ 8,988,566
		$ 8,988,566
Security	Shares	Value
Entertainment — 2.5%
Walt Disney Co. (The)(1)	58,486	$ 6,459,194
		$ 6,459,194
Equity Real Estate Investment Trusts (REITs) — 4.8%
EastGroup Properties, Inc.	32,974	$ 5,326,950
Mid-America Apartment Communities, Inc.	37,497	6,786,957
		$ 12,113,907
Food & Staples Retailing — 5.7%
BJ's Wholesale Club Holdings, Inc.(1)	147,802	$ 8,553,302
Performance Food Group Co.(1)	140,272	6,079,388
		$ 14,632,690
Health Care Equipment & Supplies — 6.7%
Teleflex, Inc.	29,248	$ 8,415,819
Zimmer Biomet Holdings, Inc.	72,247	8,684,812
		$ 17,100,631
Insurance — 3.3%
American International Group, Inc.	143,920	$ 8,445,226
		$ 8,445,226
IT Services — 3.7%
Fidelity National Information Services, Inc.	90,713	$ 9,479,508
		$ 9,479,508
Life Sciences Tools & Services — 3.5%
Waters Corp.(1)	27,070	$ 8,877,606
		$ 8,877,606
Machinery — 3.8%
Westinghouse Air Brake Technologies Corp.	101,212	$ 9,560,485
		$ 9,560,485
Media — 1.9%
Fox Corp., Class A	135,507	$ 4,811,854
		$ 4,811,854
Oil, Gas & Consumable Fuels — 5.3%
ConocoPhillips	119,952	$ 13,477,807
		$ 13,477,807
Pharmaceuticals — 8.7%
Bristol-Myers Squibb Co.	173,654	$ 13,102,194

Eaton Vance
Focused Value Opportunities Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Sanofi	83,787	$ 8,965,868
		$ 22,068,062
Semiconductors & Semiconductor Equipment — 3.5%
Texas Instruments, Inc.	50,504	$ 8,927,087
		$ 8,927,087
Software — 3.0%
VMware, Inc., Class A	60,410	$ 7,738,521
		$ 7,738,521
Specialty Retail — 2.8%
Lithia Motors, Inc.	23,477	$ 7,148,042
		$ 7,148,042
Total Common Stocks (identified cost $230,587,093)		$254,390,374

Short-Term Investments — 0.0%(2)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.71%(3)	4,782	$ 4,782
Total Short-Term Investments (identified cost $4,782)		$ 4,782
Total Investments — 99.9% (identified cost $230,591,875)		$254,395,156
Other Assets, Less Liabilities — 0.1%		$ 215,092
Net Assets — 100.0%		$254,610,248
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2022.

The Fund did not have any open derivative instruments at May 31, 2022.
Affiliated Investments
At May 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $4,782, which represents less than 0.05% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$2,564,500	$13,535,199	$(16,099,485)	$(221)	$7	$ —	$174	—
Liquidity Fund	—	5,029,190	(5,024,408)	—	—	4,782	396	4,782
Total				$(221)	$7	$4,782	$570
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Focused Value Opportunities Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 19,037,688	$ —	$ —	$ 19,037,688
Consumer Discretionary	7,148,042	—	—	7,148,042
Consumer Staples	22,865,017	—	—	22,865,017
Energy	13,477,807	—	—	13,477,807
Financials	47,989,789	—	—	47,989,789
Health Care	39,080,431	8,965,868	—	48,046,299
Industrials	37,185,510	—	—	37,185,510
Information Technology	26,145,116	—	—	26,145,116
Materials	11,392,633	—	—	11,392,633
Real Estate	12,113,907	—	—	12,113,907
Utilities	8,988,566	—	—	8,988,566
Total Common Stocks	$245,424,506	$8,965,868*	$ —	$254,390,374
Short-Term Investments	$ 4,782	$ —	$ —	$ 4,782
Total Investments	$245,429,288	$8,965,868	$ —	$254,395,156
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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